ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.1%
	CANADA — 5.1%
3,973	Fairfax Financial Holdings Ltd.	$1,224,704
	DENMARK — 2.4%
37,208	ISS A/S*	572,981
	FRANCE — 7.5%
43,142	Cie Plastic Omnium S.A.	976,301
12,659	Danone S.A.	832,390
		1,808,691
	IRELAND — 1.7%
10,245	Johnson Controls International PLC[1]	417,279
	ITALY — 1.8%
44,885	Brembo S.p.A.*	433,933
	NORWAY — 11.4%
131,116	Multiconsult A.S.A.*[2]	1,253,269
295,370	Protector Forsikring A.S.A.*	1,501,908
		2,755,177
	SWITZERLAND — 4.0%
10,778	Sulzer A.G.	962,862
	UNITED KINGDOM — 44.7%
28,661	Ashtead Group PLC	993,729
141,426	Barclays PLC - ADR*	823,099
123,497	Domino's Pizza Group PLC	553,533
504,684	Eurocell PLC	1,180,587
765,922	G4S PLC	1,476,353
123,500	Howden Joinery Group PLC	922,544
46,185	Liberty Global PLC - Class C*[1]	1,062,717
64,631	Liberty Latin America Ltd. - Class C*[1]	616,580
300,177	Naked Wines PLC	1,825,699
89,830	Vodafone Group PLC - ADR	1,326,789
		10,781,630
	UNITED STATES — 6.5%
114,429	Burford Capital Ltd.	867,280
16,301	SPX FLOW, Inc.*	708,768
		1,576,048
	TOTAL COMMON STOCKS
	(Cost $20,326,176)	20,533,305

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2020 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 14.9%
3,605,398	Federated Treasury Obligations Fund - Institutional Class, 0.047%[3]	$3,605,398
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,605,398)	3,605,398
	TOTAL INVESTMENTS — 100.0%
	(Cost $23,931,574)	24,138,703
	Other Assets in Excess of Liabilities — 0.0%	4,415
	TOTAL NET ASSETS — 100.0%	$24,143,118

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,253,269 which represents 5.2% of Net Assets.
[3]The rate is the annualized seven-day yield at period end.